Reinsurance - Reinsurers' Share of Paid Losses, Unpaid Losses, Unearned Premiums and the Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	$ 7,812.5
Reinsurance recoverables, ending balance	8,400.9	$ 7,812.5
Ceded reinsurance contracts
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	7,812.5	4,010.3
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	(2,012.6)	(1,314.0)
Reinsurers’ share of unpaid losses and premiums earned	(161.0)	266.5
Premiums ceded to reinsurers	3,097.3	2,224.0
Change in provision, recovery or write-off of impaired balances	(8.2)	7.7
Acquisitions of subsidiaries (note 23) and reinsurance transactions	34.4	2,863.9
Divestiture of subsidiary (note 23)		(353.5)
Foreign exchange effect and other	(361.5)	107.6
Reinsurance recoverables, ending balance	8,400.9	7,812.5
Commission income on premiums ceded	567.4	347.1
Ceded reinsurance contracts | Paid losses
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	593.7	432.2
Reinsurers’ share of losses paid to insureds	2,233.3	1,330.7
Reinsurance recoveries received	(2,012.6)	(1,314.0)
Reinsurers’ share of unpaid losses and premiums earned	0.0	0.0
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	(5.5)	(0.2)
Acquisitions of subsidiaries (note 23) and reinsurance transactions	0.1	162.7
Divestiture of subsidiary (note 23)		(29.0)
Foreign exchange effect and other	(16.4)	11.3
Reinsurance recoverables, ending balance	792.6	593.7
Ceded reinsurance contracts | Unpaid losses
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	6,216.2	3,210.0
Reinsurers’ share of losses paid to insureds	(2,233.3)	(1,330.7)
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	2,774.4	2,367.1
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	(2.5)	0.7
Acquisitions of subsidiaries (note 23) and reinsurance transactions	30.1	2,115.2
Divestiture of subsidiary (note 23)		(237.8)
Foreign exchange effect and other	(302.6)	91.7
Reinsurance recoverables, ending balance	6,482.3	6,216.2
Ceded reinsurance contracts | Unearned premiums
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	1,169.0	539.8
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	(2,935.4)	(2,100.6)
Premiums ceded to reinsurers	3,097.3	2,224.0
Change in provision, recovery or write-off of impaired balances	0.0	0.0
Acquisitions of subsidiaries (note 23) and reinsurance transactions	4.2	586.0
Divestiture of subsidiary (note 23)		(86.8)
Foreign exchange effect and other	(44.3)	6.6
Reinsurance recoverables, ending balance	1,290.8	1,169.0
Ceded reinsurance contracts | Provision for uncollectible reinsurance
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	(166.4)	(171.7)
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	0.0	0.0
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	(0.2)	7.2
Acquisitions of subsidiaries (note 23) and reinsurance transactions	0.0	0.0
Divestiture of subsidiary (note 23)		0.1
Foreign exchange effect and other	1.8	(2.0)
Reinsurance recoverables, ending balance	(164.8)	$ (166.4)
RiverStone (UK) | Ceded reinsurance contracts
Changes In Reinsurance Recoverables [Roll Forward]
Acquisitions of subsidiaries (note 23) and reinsurance transactions	$ (23.9)